December 8, 2011

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Allianz NFJ International Value II Fund

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated November 22, 2011 (Accession no. 0001104659-11-055342).

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors of America L.P.

1633 Broadway

New York, NY 10019

212.739.3000